Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
2 4 .	Fair value measurements
Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:
Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.
The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2018 and 2019:

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Short-term investments (i)	—	300,162	—	300,162

Liabilities
Derivative liabilities (i i )	—	—	—	—

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Short-term investments (i)	108,476	2,111,055	—	2,219,531

Liabilities
Derivative liabilities(ii)	—	—	—	—
(i)
Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements. For the instruments whose fair value is estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

(ii)
The Company has determined that conversion feature embedded in the Series
B-2
Preferred Shares is required to be bifurcated and accounted for as a derivative liability which was measured at fair value (Note 20). Upon the completion of the IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in
capital accordingly.

The following table presents the changes in level 3 liabilities for the year ended December 31, 2018 and December 31, 2019,

	Conversion feature embedded in Series A Preferred Shares	Conversion feature embedded in Series B-2 Preferred Shares	Total
	RMB	RMB	RMB
Balance as of January 1, 2018	—	—	—

Initial recognition upon the extinguishment of the Series A Preferred Shares and the issuance of Series B-2 Preferred Shares as of March 8, 2018	572,237	320,097	892,334
Fair value loss on derivative liabilities	628,298	1,656,925	2,285,223
Foreign exchange	4,573	6,697	11,270
Derecognition of derivative liabilities upon the completion of the IPO	(1,205,108)	(1,983,719)	(3,188,827)

Balance as of December 31, 2018	—	—	—

In determining the fair value of these preferred shares, the Company has adopted the equity allocation model. For purposes of determining the conversion features of the Pre-IPO Preferred Shares as of March 8, 2018 and May 10, 2018, the Company has re-performed the equity allocation model for the Pre-IPO Preferred Shares in scenarios assuming the conversion feature is removed, the difference between those with embedded conversion features scenario and those without embedded conversion features scenario is considered to be value of the conversion features of the Pre-IPO Preferred Shares. The Company assumed the Pre-IPO Preferred Shares would not be converted to ordinary shares in neither the IPO scenario, the liquidation scenario nor the redemption scenario. Such approach involves certain significant estimates which are as follows:

Valuation Date	March 8, 2018	May 10, 2018
Volatility	50%	50%
Risk-free rate (3 months)	1.66%	1.58%
Risk-free rate (4 years)	2.52%	2.46%
Dividend yield	0%	0%